LEASES (Schedule of Minimum Lease Payments for Company's ROU Assets Over Remaining Lease Periods) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024	$ 8,304
2025	7,076
2026	5,722
2027	4,972
2028	3,823
Thereafter	2,649
Total undiscounted lease payments	32,546
Less: imputed interest	(2,013)
Liabilities [Member]
Present value of lease liabilities	$ 30,533